UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 59.4%
AUSTRALIA 1.8%
REAL ESTATE
DIVERSIFIED 0.7%
Australand Property Group	55,329	$216,850
Dexus Property Group	278,695	274,830
Mirvac Group	167,346	264,454
		756,134
RETAIL 0.8%
CFS Retail Property Trust	97,038	170,260
Federation Centres Ltd.	194,759	426,917
Westfield Group	28,103	267,688
		864,865
SELF STORAGE 0.3%
National Storage REIT(a)	272,497	281,933
TOTAL AUSTRALIA		1,902,932

AUSTRIA 0.3%
AIRPORTS
Flughafen Wien AG	3,007	297,991

BERMUDA 0.0%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(a)	2,273	32,754

BRAZIL 0.5%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.4%
BRF SA, ADR (USD)	20,800	415,584

MATERIALS—METALS & MINING 0.1%
Gerdau SA, ADR (USD)	23,800	152,558
TOTAL BRAZIL		568,142

CANADA 5.0%
ENERGY—OIL & GAS 0.6%
Canadian Natural Resources Ltd.	7,269	278,596
Suncor Energy	11,700	408,627
		687,223
GOLD 1.1%
Central GoldTrust (USD)(a)	8,000	361,920

	Number of Shares	Value
Sprott Physical Gold Trust ETF (USD)(a)	80,300	$856,801
		1,218,721
MATERIALS 1.6%
CHEMICALS 0.9%
Potash Corp. of Saskatchewan (USD)	25,400	919,988

METALS & MINING 0.7%
Barrick Gold Corp. (USD)	19,552	348,612
Goldcorp (USD)	10,423	255,155
Lundin Mining Corp.(a)	44,800	205,865
		809,632
TOTAL MATERIALS		1,729,620

PIPELINES—C-CORP 1.4%
AltaGas Ltd.	11,496	471,071
Enbridge	14,964	679,640
Inter Pipeline Ltd.	11,225	296,389
		1,447,100
REAL ESTATE—OFFICE 0.3%
Allied Properties Real Estate Investment Trust	9,773	304,992
TOTAL CANADA		5,387,656

CHILE 0.3%
WATER
Aguas Andinas SA, Class A	444,309	278,557

CHINA 0.5%
GAS DISTRIBUTION 0.2%
Towngas China Co., Ltd. (Cayman Islands) (HKD)	135,000	165,143

WATER 0.3%
China Water Affairs Group Ltd. (HKD)	1,156,000	367,208
TOTAL CHINA		532,351

FRANCE 2.2%
ENERGY—OIL & GAS 0.6%
Total SA	10,900	717,487

MATERIALS—METALS & MINING 0.1%
Eramet	700	84,204

REAL ESTATE 1.0%
DIVERSIFIED 0.5%
Fonciere des Regions	3,120	288,939

	Number of Shares	Value
Gecina SA	1,812	$240,829
		529,768
RETAIL 0.5%
Klepierre	4,335	193,928
Unibail-Rodamco	1,235	320,517
		514,445
TOTAL REAL ESTATE		1,044,213

TOLL ROADS 0.5%
Groupe Eurotunnel SA	41,964	535,676
TOTAL FRANCE		2,381,580

GERMANY 0.1%
MATERIALS—METALS & MINING 0.1%
ThyssenKrupp AG(a)	3,900	104,632

REAL ESTATE—RESIDENTIAL 0.0%
Deutsche Wohnen AG	386	8,279
TOTAL GERMANY		112,911

GREECE 0.1%
ENERGY—OIL & GAS
Motor Oil Hellas Corinth Refineries SA (EUR)	7,200	93,969

HONG KONG 2.0%
ENERGY—OIL & GAS 0.2%
CNOOC Ltd.	129,200	195,612

REAL ESTATE 1.8%
DIVERSIFIED 0.8%
Hang Lung Properties Ltd.	84,000	241,799
Sun Hung Kai Properties Ltd.	31,397	385,536
Wharf Holdings Ltd.	41,000	262,961
		890,296
OFFICE 0.5%
Hongkong Land Holdings Ltd. (USD)	85,000	550,549

RESIDENTIAL 0.5%
China Overseas Land & Investment Ltd.	100,812	261,286

	Number of Shares	Value
Shimao Property Holdings Ltd.	119,500	$263,069
		524,355
TOTAL REAL ESTATE		1,965,200
TOTAL HONG KONG		2,160,812

IRELAND 0.1%
REAL ESTATE—DIVERSIFIED
Hibernia REIT PLC(a)	95,037	138,521

ITALY 0.8%
COMMUNICATIONS—TOWERS 0.1%
Ei Towers S.p.A.(a)	1,910	113,070

ENERGY—OIL & GAS 0.3%
Eni S.p.A.	10,770	270,073

TOLL ROADS 0.4%
Atlantia S.p.A.	17,331	445,313
TOTAL ITALY		828,456

JAPAN 4.0%
GAS DISTRIBUTION 0.3%
Tokyo Gas Co., Ltd.	60,000	304,239

INDUSTRIAL—MACHINERY 0.1%
Kubota Corp.	11,500	152,841

MATERIALS—METALS & MINING 0.1%
Nippon Steel & Sumitomo Metal Corp.	60,000	163,727

RAILWAYS 0.3%
Central Japan Railway Co.	2,400	280,346

REAL ESTATE 3.2%
DIVERSIFIED 2.0%
Activia Properties	25	201,073
Mitsubishi Estate Co., Ltd.	21,000	498,659
Mitsui Fudosan Co., Ltd.	37,000	1,128,804
Tokyo Tatemono Co., Ltd.	34,000	291,324
		2,119,860
INDUSTRIAL 0.7%
Hulic Co., Ltd.	37,500	514,758
Industrial & Infrastructure Fund Investment Corp.	14	115,214
Nippon Prologis REIT	60	121,114
		751,086

	Number of Shares	Value
OFFICE 0.3%
Japan Prime Realty Investment Corp.	37	$119,841
Japan Real Estate Investment Corp.	40	201,286
		321,127
RETAIL 0.2%
Japan Retail Fund Investment Corp.	130	256,198
TOTAL REAL ESTATE		3,448,271
TOTAL JAPAN		4,349,424

JERSEY 0.5%
MATERIALS—METALS & MINING 0.4%
Glencore International PLC (GBP)	77,000	397,187

REAL ESTATE—RETAIL 0.1%
Atrium European Real Estate Ltd. (EUR)	31,315	176,663
TOTAL JERSEY		573,850

LUXEMBOURG 0.1%
MATERIALS—METALS & MINING
ArcelorMittal SA	6,200	100,062

MEXICO 0.4%
AIRPORTS 0.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,162	301,925

REAL ESTATE—OFFICE 0.1%
Concentradora Fibra Danhos SA de CV	90,174	183,726
TOTAL MEXICO		485,651

NETHERLANDS 0.6%
REAL ESTATE
OFFICE 0.3%
Nieuwe Steen Investments NV	45,846	277,767

RETAIL 0.3%
Corio NV	7,216	329,636
TOTAL NETHERLANDS		607,403

NEW ZEALAND 0.3%
AIRPORTS
Auckland International Airport Ltd.	88,038	291,269

NORWAY 0.4%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.3%
Marine Harvest ASA	26,270	297,062

	Number of Shares	Value
REAL ESTATE—OFFICE 0.1%
Norwegian Property ASA	82,358	$99,719
TOTAL NORWAY		396,781

RUSSIA 0.6%
ENERGY—OIL & GAS 0.3%
Gazprom OAO, ADR	28,600	220,627
Lukoil OAO, ADR	2,300	127,922
		348,549
MATERIALS—METALS & MINING 0.3%
MMC Norilsk Nickel OJSC, ADR (USD)	18,800	313,264
TOTAL RUSSIA		661,813

SINGAPORE 0.7%
CONSUMER STAPLES—FOOD PRODUCTS 0.4%
Golden Agri-Resources Ltd.	291,500	133,362
Wilmar International Ltd.	104,000	286,570
		419,932
REAL ESTATE 0.3%
DIVERSIFIED 0.2%
Capitaland Ltd.	82,000	188,862

INDUSTRIALS 0.1%
Global Logistic Properties Ltd.	55,000	116,074
TOTAL REAL ESTATE		304,936
TOTAL SINGAPORE		724,868

SOUTH KOREA 0.2%
MATERIALS—METALS & MINING
POSCO	830	231,728

SPAIN 1.3%
ELECTRIC—REGULATED ELECTRIC 0.5%
Red Electrica Corp. SA	7,085	576,118

ENERGY—OIL & GAS 0.1%
Repsol SA	4,000	102,158

REAL ESTATE—DIVERSIFIED 0.3%
Hispania Activos Inmobiliarios SA(a)	9,612	138,246
Lar Espana Real Estate Socimi SA(a)	9,674	138,338
		276,584

	Number of Shares	Value
TOLL ROADS 0.4%
Ferrovial SA	18,606	$403,336
TOTAL SPAIN		1,358,196

SWEDEN 0.3%
REAL ESTATE—DIVERSIFIED
Castellum AB	12,653	210,223
Hemfosa Fastigheter AB(a)	11,286	174,374
TOTAL SWEDEN		384,597

SWITZERLAND 1.1%
AIRPORTS 0.4%
Flughafen Zuerich AG	592	381,000

ENERGY—OIL & GAS EQUIPMENT & SERVICES 0.1%
Weatherford International Ltd. (USD)(a)	7,100	123,256

MATERIALS—CHEMICALS 0.6%
Syngenta AG	1,700	645,362
TOTAL SWITZERLAND		1,149,618

UNITED KINGDOM 6.0%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.5%
Associated British Foods PLC	11,800	547,546

ELECTRIC—REGULATED ELECTRIC 0.5%
National Grid PLC	38,777	532,858

ENERGY 1.8%
INTEGRATED OIL & GAS 0.7%
BG Group PLC	23,900	446,197
Royal Dutch Shell PLC	8,691	339,300
		785,497
OIL & GAS 1.1%
BP PLC	145,000	1,165,082
TOTAL ENERGY		1,950,579

MATERIALS—METALS & MINING 1.3%
Anglo American PLC	14,300	365,432
Antofagasta PLC	3,900	54,412
BHP Billiton PLC	30,829	951,958
		1,371,802

	Number of Shares	Value
REAL ESTATE 1.9%
DIVERSIFIED 1.5%
Hammerson PLC	59,414	$549,266
Land Securities Group PLC	48,725	830,422
Londonmetric Property PLC	75,450	178,334
		1,558,022
INDUSTRIALS 0.2%
Segro PLC	43,956	243,527

SELF STORAGE 0.2%
Big Yellow Group PLC	25,352	231,005
TOTAL REAL ESTATE		2,032,554
TOTAL UNITED KINGDOM		6,435,339

UNITED STATES 29.2%
COMMUNICATIONS—TOWERS 1.3%
American Tower Corp.	8,311	680,421
Crown Castle International Corp.	6,696	494,031
SBA Communications Corp., Class A(a)	2,684	244,137
		1,418,589
CONSUMER STAPLES—FOOD PRODUCTS 0.2%
Pilgrim’s Pride Corp.(a)	10,800	225,936

CONSUMER—NON-CYCLICAL 2.0%
AGRICULTURE 1.3%
Archer-Daniels-Midland Co.	16,300	707,257
Bunge Ltd.	9,020	717,180
		1,424,437
FOOD PRODUCTS 0.7%
Tyson Foods, Class A	17,300	761,373
TOTAL CONSUMER—NON-CYCLICAL		2,185,810

ELECTRIC—REGULATED ELECTRIC 0.5%
CMS Energy Corp.	10,306	301,760
PG&E Corp.	6,180	266,976
		568,736
ENERGY—OIL & GAS 2.8%
Anadarko Petroleum Corp.	7,191	609,509
Cabot Oil & Gas Corp.	3,000	101,640
ConocoPhillips	2,964	208,518

	Number of Shares	Value
Devon Energy Corp.	3,100	$207,483
EOG Resources	2,625	514,946
Exxon Mobil Corp.	12,300	1,201,464
Marathon Petroleum Corp.	1,375	119,680
		2,963,240
GAS DISTRIBUTION 0.6%
Sempra Energy	6,612	639,777

GOLD 2.1%
iShares Gold Trust ETF(a)	184,400	2,293,936

INDUSTRIALS—BUILDING PRODUCTS 0.4%
CARBO Ceramics	1,600	220,784
Eagle Materials	2,400	212,784
		433,568
MATERIALS 2.7%
CHEMICALS 1.3%
CF Industries Holdings	1,200	312,768
Monsanto Co.	7,400	841,898
Mosaic Co. (The)	4,000	200,000
		1,354,666
METALS & MINING 1.4%
Alcoa	12,500	160,875
Freeport-McMoRan Copper & Gold	18,050	596,914
Newmont Mining Corp.	8,100	189,864
Nucor Corp.	3,200	161,728
Silver Wheaton Corp.	3,800	86,260
Steel Dynamics	8,900	158,331
Stillwater Mining Co.(a)	13,400	198,454
		1,552,426
TOTAL MATERIALS		2,907,092

PIPELINES 3.4%
PIPELINES—C-CORP 1.3%
Plains GP Holdings LP, Class A	11,536	322,777
SemGroup Corp., Class A	7,829	514,209
Williams Cos. (The)	12,749	517,354
		1,354,340
PIPELINES—MLP 2.1%
Access Midstream Partners LP	4,727	272,039

	Number of Shares	Value
Energy Transfer Equity LP	8,778	$410,372
EQT Midstream Partners LP	7,412	521,286
NGL Energy Partners LP	7,653	287,217
Seadrill Partners LLC	11,288	338,640
Summit Midstream Partners LP	5,277	227,069
Valero Energy Partners LP	3,491	138,209
Western Refining Logistics LP	3,507	109,243
		2,304,075
TOTAL PIPELINES		3,658,415

REAL ESTATE 12.7%
COMMUNICATIONS 0.2%
CBS Outdoor Americas(a)	5,881	172,019

DIVERSIFIED 1.0%
American Assets Trust	7,968	268,840
American Realty Capital Properties	13,877	194,556
AmREIT	10,551	174,830
Forest City Enterprises, Class A(a)	9,389	179,330
Vornado Realty Trust	2,834	279,319
		1,096,875
HEALTH CARE 1.2%
Aviv REIT	8,964	219,170
Omega Healthcare Investors	12,541	420,374
Ventas	10,766	652,097
		1,291,641
HOTEL 0.9%
Ashford Hospitality Prime	11,009	166,456
DiamondRock Hospitality Co.	16,597	195,015
Host Hotels & Resorts	14,275	288,926
Strategic Hotels & Resorts(a)	18,357	187,058
Sunstone Hotel Investors	10,074	138,316
		975,771
INDUSTRIALS 0.9%
First Industrial Realty Trust	11,562	223,378
Prologis	13,760	561,821
STAG Industrial	8,610	207,501
		992,700

	Number of Shares	Value
OFFICE 2.6%
Boston Properties	3,393	$388,600
Corporate Office Properties Trust	13,887	369,950
Douglas Emmett	13,373	362,943
Empire State Realty Trust, Class A	27,971	422,642
Kilroy Realty Corp.	4,785	280,305
Parkway Properties	22,075	402,869
SL Green Realty Corp.	5,688	572,326
		2,799,635
RESIDENTIAL 1.5%
APARTMENT 1.3%
Equity Residential	13,441	779,444
UDR	25,246	652,104
		1,431,548
MANUFACTURED HOME 0.2%
Sun Communities	4,422	199,388
		1,630,936
SELF STORAGE 1.0%
CubeSmart	13,687	234,869
Extra Space Storage	8,586	416,507
Sovran Self Storage	5,957	437,541
		1,088,917
SHOPPING CENTERS 3.0%
COMMUNITY CENTER 1.1%
Kimco Realty Corp.	14,866	325,268
Ramco-Gershenson Properties Trust	11,856	193,253
Regency Centers Corp.	7,247	370,032
Weingarten Realty Investors	7,583	227,490
		1,116,043
REGIONAL MALL 1.9%
Glimcher Realty Trust	28,027	281,111
Macerich Co. (The)	6,164	384,202
Simon Property Group	6,759	1,108,476
Taubman Centers	3,784	267,869
		2,041,658
TOTAL SHOPPING CENTERS		3,157,701

	Number of Shares	Value
SPECIALTY 0.4%
Digital Realty Trust	6,970	$369,967
Weyerhaeuser Co.	1,899	55,736
		425,703
TOTAL REAL ESTATE		13,631,898

SHIPPING 0.5%
Teekay Corp. (Marshall Islands)	9,210	517,970
TOTAL UNITED STATES		31,444,967
TOTAL COMMON STOCK (Identified cost—$59,785,790)		63,912,198

PREFERRED SECURITIES—$25 PAR VALUE 4.2%
NETHERLANDS 0.8%
INSURANCE
LIFE/HEALTH INSURANCE—FOREIGN 0.4%
Aegon NV, 7.25% (USD)	16,128	416,747

MULTI-LINE—FOREIGN 0.4%
ING Groep N.V., 7.375% (USD)	16,500	421,245
TOTAL NETHERLANDS		837,992

UNITED KINGDOM 0.6%
BANKS—FOREIGN
Barclays Bank PLC, 8.125%, Series V (USD)	26,000	676,260

UNITED STATES 2.8%
BANKS 0.6%
Countrywide Capital V, 7.00%, due 11/1/36	26,000	663,000

ELECTRIC—INTEGRATED 1.3%
Entergy Texas, 7.875%, due 6/1/39	18,000	458,100
Southern California Edison Co., 4.63%, Series D ($100 Par Value)(FRN)	9,031	919,187
		1,377,287
INSURANCE 0.4%
Principal Financial Group, 5.563%, Series A ($100 Par Value)	4,560	469,965

UTILITIES 0.5%
Dominion Resources, 8.375%, due 6/15/64, Series A	19,500	497,250

	Number of Shares	Value
TOTAL UNITED STATES		$3,007,502
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$4,507,756)		4,521,754

PREFERRED SECURITIES—CAPITAL SECURITIES 1.4%
LUXEMBOURG 0.3%
INTEGRATED TELECOMMUNICATIONS SERVICES
Telecom Italia Capital SA, 5.25%, due 10/1/15 (USD)	250,000	263,125

UNITED STATES 1.1%
REAL ESTATE
FINANCE 0.9%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, due 2/6/17, 144A(b)	400,000	400,394
iStar Financial, 3.875%, due 7/1/16(c)	250,000	258,750
Reckson Operating Partnership LP, 6.00%, due 3/31/16	300,000	325,593
		984,737
RESIDENTIAL—APARTMENT 0.2%
UDR, 5.25%, due 1/15/16, Series MTN	200,000	214,006
TOTAL UNITED STATES		1,198,743
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,462,036)		1,461,868

	Principal Amount
CORPORATE BONDS 4.5%
UNITED KINGDOM 0.4%
UTILITIES
National Grid PLC, 6.30%, due 8/1/16 (USD)	$400,000	446,732

UNITED STATES 4.1%
BANKS 1.3%
Ally Financial, 8.30%, due 2/12/15	300,000	317,812
Capital One Financial Corp., 6.15%, due 9/1/16	500,000	558,322
Citigroup, 5.00%, due 9/15/14	350,000	356,818
Morgan Stanley, 5.375%, due 10/15/15	175,000	186,634
TOTAL BANKS		1,419,586

	Principal Amount	Value
REAL ESTATE 1.9%
DIVERSIFIED 1.1%
Duke Realty LP, 7.375%, due 2/15/15	$500,000	$528,488
ProLogis LP, 5.75%, due 4/1/16	567,000	616,223
		1,144,711
SHOPPING CENTER—COMMUNITY CENTER 0.8%
DDR Corp., 9.625%, due 3/15/16	500,000	579,409
Regency Centers LP, 5.25%, due 8/1/15	325,000	342,969
		922,378
TOTAL REAL ESTATE		2,067,089

TELECOMMUNICATION SERVICES 0.9%
Embarq Corp., 7.082%, due 6/1/16	400,000	445,885
Verizon Communications, 1.763%, due 9/15/16, (FRN)	500,000	514,650
TOTAL TELECOMMUNICATION SERVICES		960,535
TOTAL UNITED STATES		4,447,210
TOTAL CORPORATE BONDS (Identified cost—$4,851,040)		4,893,942

	Number of Contracts
PURCHASED PUT OPTIONS—UNITED STATES 0.0%
S+P 500 Index, USD Strike Price 1,800, due 6/21/14	20	50,000
TOTAL PURCHASED PUT OPTIONS (Identified cost—$139,061)		50,000

	Number of Shares
SHORT-TERM INVESTMENTS 26.8%
MONEY MARKET FUNDS 2.3%
State Street Institutional Treasury Money Market Fund, 0.00%(d)	2,500,000	2,500,000

		Principal Amount	Value
U.S. TREASURY BILLS 24.5%
U.S. Treasury Bill, 0.033%, due 4/24/14(e),(f)		$26,300,000	$26,299,454
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$28,799,454)			28,799,454
TOTAL INVESTMENTS (Identified cost—$99,545,137)	96.3%		103,639,216

OTHER ASSETS IN EXCESS OF LIABILITIES(g)	3.7		4,009,911

NET ASSETS	100.0%		$107,649,127

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.4% of the net assets of the Fund, of which 0.0% are illiquid.

(c) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.2% of the net assets of the Fund.

(d) Rate quoted represents the seven-day yield of the Fund.

(e) All or a portion of this security has been segregated and/or pledged as collateral for futures contracts. $3,030,536 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC

(f) All or a portion of this security is held by the Subsidiary.

(g) Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at March 31, 2014.

Futures contracts outstanding at March 31, 2014 were as follows:

Number of Contracts(a)	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)

	Long Futures Outstanding
68	Aluminum HG LME	$3,006,025	May 21, 2014	$66,346
2	Aluminum HG LME	91,850	November 19, 2014	745
9	Brent Crude Oil	966,600	June 13, 2014	3,327
6	Brent Crude Oil	1,080	May 14, 2014	(7,756)
9	Coffee C	600,413	May 19, 2014	119,347
22	Coffee Robusta	460,680	May 30, 2014	209
22	Copper LME	1,664,025	May 28, 2014	(33,558)
100	Corn	2,510,000	May 14, 2014	260,377
13	Cotton No. 2	520,000	December 8, 2014	17,255
9	Gold	1,155,420	June 26, 2014	(71,661)
31	KC Wheat	1,184,200	May 14, 2014	85,322
28	Lead LME	1,441,300	May 19, 2014	(45,572)
9	Lean Hogs(b)	457,830	June 13, 2014	29,679
19	Light Sweet Crude Oil	1,930,020	April 22, 2014	38,799
37	Live Cattle	2,035,000	June 30, 2014	55,908
25	Natural Gas	1,111,000	June 26, 2014	(7,049)
47	Natural Gas	2,054,370	April 28, 2014	(72,595)
16	Natural Gas	641,440	April 28, 2015	(2,425)
25	Nickel LME	2,383,650	May 21, 2014	219,584
9	NY Harbor USLD	1,107,465	April 30, 2014	(16,270)
19	Palladium	1,476,490	June 26, 2014	50,206
22	Platinum	1,562,880	July 29, 2014	(57,291)
22	RBOB Gasoline	2,696,140	April 30, 2014	(23,557)
15	Silver	1,481,400	May 28, 2014	(77,632)
19	Soybean Meal	910,670	May 14, 2014	93,320
38	Soybean Oil	921,576	May 14, 2014	10,286
41	Suger 11	815,998	April 30, 2014	75,434
34	Wheat	486,551	May 12, 2014	(4,857)
34	Wheat	1,185,325	May 14, 2014	178,446
58	Zinc LME	2,863,750	May 19, 2014	(10,224)
18	Zinc LME	905,400	November 19, 2014	6,029

	Short Futures Outstanding
30	Aluminum HG LME	(1,377,750)	November 19, 2014	60,548
3	Aluminum HG LME	(132,619)	May 21, 2014	(976)
3	Cattle Feeder	(266,775)	May 22, 2014	(5,260)
22	Cocoa	(650,100)	May 14, 2014	12,989

Number of Contracts(a)	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
6	Cotton No. 2	$(280,650)	July 9, 2014	$(20,258)
34	Cotton No. 2	(1,589,840)	May 7, 2014	(99,448)
19	Lead LME	(978,025)	May 19, 2014	11,720
13	Nickel LME	(1,239,498)	May 21, 2014	(54,558)
6	Soybean	(439,200)	May 14, 2014	(14,097)
6	Sugar 11	(124,656)	September 30, 2014	(3,719)
42	Zinc LME	(2,073,750)	May 19, 2014	23,055
18	Zinc LME	(905,400)	November 19, 2014	(18,721)
				$771,447

(a) Represents positions held in the Subsidiary.

(b) Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

Cohen & Steers Real Assets Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Commodity swaps are valued based on the values of underlying futures contracts, using the settlement price from the principal exchange on which the contract is traded.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers Real Assets Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2014, 2013, there were $20,820,763 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 31, 2014.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

Cohen & Steers Real Assets Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock - Australia	$1,902,932	$—	$1,902,932	$—
Common Stock - Austria	297,991	—	297,991	—
Common Stock - China	532,351	—	532,351	—
Common Stock - France	2,381,580	—	2,381,580	—
Common Stock - Germany	112,911	—	112,911	—
Common Stock - Greece	93,969	—	93,969	—
Common Stock - Hong Kong	2,160,812	—	2,160,812	—
Common Stock - Italy	828,456	—	828,456	—
Common Stock - Japan	4,349,424	—	4,349,424	—
Common Stock - Jersey	573,850	176,663	397,187	—
Common Stock - Luxembourg	100,062	—	100,062	—
Common Stock - Netherlands	607,403	—	607,403	—
Common Stock - New Zealand	291,269	—	291,269	—
Common Stock - Norway	396,781	99,719	297,062	—
Common Stock - Russia	661,813	—	661,813	—
Common Stock - Singapore	724,868	—	724,868	—
Common Stock - South Korea	231,728	—	231,728	—
Common Stock - Spain	1,358,196	276,584	1,081,612	—
Common Stock - Sweden	384,597	174,374	210,223	—
Common Stock - Switzerland	1,149,618	123,256	1,026,362	—
Common Stock - United Kingdom	6,435,339	—	6,435,339	—
Common Stock - Other Countries	38,336,248	38,336,248	—	—
Preferred Securities - $25 Par Value - United States	3,007,502	1,618,350	1,389,152	—

Cohen & Steers Real Assets Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities - $25 Par Value	1,514,252	1,514,252	—	—
Preferred Securities - Capital Securities	1,461,868	—	1,461,868	—
Corporate Bonds	4,893,942	—	4,893,942	—
Purchased Put Options	50,000	50,000	—	—
Short-Term Instruments	28,799,454	—	28,799,454	—
Total Investments(a)	$103,639,216	$42,369,446	$61,269,770	$—
Futures Contracts	$1,418,931	$1,418,931	$—	$—
Total Appreciation in Other Financial Instruments(a)	$1,418,931	$1,418,931	$—	$—
Futures Contracts	$(647,484)	$(647,484)	$—	$—
Total Depreciation in Other Financial Instruments(a)	$(647,484)	$(647,484)	$—	$—

(a) Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 31, 2014:

Futures contracts	$771,447

The following summarizes the volume of the Fund’s futures contracts activity during the three months ended March 31, 2014:

Futures Contracts
Average Notional Balance - Long	$43,482,958
Average Notional Balance - Short	(13,879,524)
Ending Notional Balance - Long	40,141,996
Ending Notional Balance - Short	(10,058,263)

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation

Cohen & Steers Real Assets Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

on futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodities and commodity futures contracts, options therein, and interests therein (including, without limitation, exchange for physical transactions, exchange for swap transactions, block trades and other cleared derivative transactions).

Options: The Fund may purchase call or put options. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Note 3.   Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$99,545,137
Gross unrealized appreciation	$6,045,250
Gross unrealized depreciation	(1,951,171)
Net unrealized appreciation	$4,094,079

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 23, 2014